CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - € / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	€ 0.45	€ 0.45
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	37,433,333	37,433,333
Common Stock, Shares, Outstanding	37,433,333	37,433,333